Share-Based Compensation - Fair Values for SARs and Stock Options Estimated on Grant Date Using Black-Scholes-Merton Option-Pricing Formula Which Incorporates Assumptions (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average fair value of SARs and options granted (in usd per share)	$ 18.79	$ 31.22	$ 35.46
Total intrinsic value of SARs converted and options exercised	$ 9,678	$ 14,697	$ 24,023
Cash received for options exercised	0	30	48
Tax benefit related to share-based compensation	$ 1,171	$ 5,050	$ 6,859
Weighted-average fair value of restricted stock shares and units granted (in usd per share)	$ 54.52	$ 96.52	$ 72.46
Total fair value of restricted stock shares and units vested	$ 8,171	$ 7,696	$ 7,888
Expected volatility (as a percent)	37.47%	35.66%	52.63%
Expected term (in years)	5 years 8 months 12 days	5 years 8 months 12 days	5 years 9 months 18 days
Risk-free rate (as a percent)	1.32%	1.59%	1.79%
Dividend yield (as a percent)	0.38%	0.22%	0.28%